13000454

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

File # 1-35505 ~~3505~~
CERT NYS

March 15, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Brookfield Property Partners L.P., Limited Partnership Units and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 8 to Form 20-F/A received on March 5, 2013. Tentative listing date – March 22, 2013.

Sincerely,

[signature]

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